Long-Term Debt and Loans Payable to Related Parties (Details Narrative) (10-K) - SayMedia, Inc [Member] - USD ($)							9 Months Ended		12 Months Ended
	Sep. 09, 2017	Jun. 29, 2017	Feb. 15, 2017	Jul. 02, 2016	Aug. 28, 2015	Aug. 11, 2015	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Aug. 10, 2016
Exchange, one time payment		$ 1,350,000
Gain on extinguishment of debt		26,076,301						$ 26,076,301	$ 26,076,301
Debt instrument, interest rate	5.00%
Line of credit maximum borrowing capacity	$ 2,500,000
Line of credit, cash collateral	$ 100,000
Shareholder [Member] | Note Payable [Member]
Debt instrument, interest rate						20.00%
Debt instrument, face amount						$ 225,000
Debt instrument, description						Maturity date of November 12, 2015.
Related Party [Member] | Note Payable [Member]
Debt instrument, interest rate					20.00%
Debt instrument, face amount					$ 25,000
Debt instrument, description					Maturity date of November 12, 2015.
Loan and Security Agreement [Member] | Vendor [Member] | Vendor Note [Member]
Debt instrument, interest rate											2.00%
Debt instrument, face amount				$ 983,063							$ 851,946
Debt instrument, description				The note was fully repaid during January 2019.
Long-Term Debt Agreement [Member] | Shareholder [Member]
Debt instrument, interest rate			1.00%
Debt instrument, face amount							$ 6,549,226		$ 6,210,000	$ 1,250,000
Debt instrument, description			The loan was repaid on December 12, 2018 in connection with the acquisition.
Prime Rate [Member]
Debt instrument, interest rate	3.00%
Line of credit, interest rate description									Interest rate was 7.50%. The SVB debt has a maturity date of September 6, 2018.
Opus Bank [Member]
Exchange, one time payment		1,350,000
Gain on extinguishment of debt		26,076,301
Unamortized discount debt issuance costs		$ 423,679
Silicon Valley Bank [Member]
Unamortized discount debt issuance costs									$ 16,950
December 31, 2018 [Member]
Repayments of debt									1,967,797
December 31, 2019 [Member]
Repayments of debt									$ 6,210,000